Share Based Compensation	12 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation

19 SHARE BASED COMPENSATION

(a)	Global Share Plan

On December 9, 2011, the Company’s Board of Directors approved the establishment of Global Share Plan that provides for granting options to eligible directors, employees and etc. (collectively, the “Grantees”) to acquire ordinary shares of the Company at an exercise price as determined by the Board at the time of grant. According to the latest amended and restated Global Share Plan, the Board of Directors authorized and reserved 316,317,652 ordinary shares for the issuance.

Since adoption of the Global Share Plan, the Company granted RSUs and options to the Grantees. All RSUs and options granted have a contractual term of ten years, and the majority vest over a period of four years of continuous service on a straight-line basis. Under the option plan, options are exercisable subject to the grantee’s continuous service and the listing of the stock of the Company on a public stock exchange market or be held in escrow if the employee exercise the vested part when leaving the Company, which is normally in fifteen days after resignation.

The Company accounted for the share based compensation costs on a straight-line basis over the requisite service period for the award based on the fair value on their respective grant dates. Upon the deemed exercise of the options, the Company recognized the receipts in escrow account of exercise amount paid by grantees in accruals and other current liabilities in the Consolidated Balance Sheets.

Valuation of stock options

The Group uses the Binominal option pricing model to estimate the fair value of stock options. There was no option granted for the year ended March 31, 2019. The assumptions used to value the Company’s option grants for the years ended March 31, 2017 and 2018 were as follows:

Valuation Dates	2017	2018
Expected term	10 years	10 years
Expected volatility	49.24%-50.37%	47.49%
Exercise multiple	2.2~2.8	2.2~2.8
Expected dividend yield	—	—
Risk-free interest rate	1.58%-1.7%	2.4%
Expected forfeiture rate (post vesting)	3% for staff 0% for management	3% for staff 0% for management
Fair value of the underlying shares on the date of option grants (US$)	0.37~0.40	0.45
Fair value of share option (US$)	0.11~0.39	0.14

The Group estimated the risk free rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

Summary of option activities under the Global Share Plan

The following table sets forth the summary of option activities under the Company’s Global Share Plan:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$)
Outstanding as of April 1, 2016	148,864,966	0.03	8.73	17,810

Granted	54,021,775	0.29

Forfeited or cancelled (post-vesting)	(12,104,011)	0.27

Outstanding as of April 1, 2017	190,782,730	0.09	8.15	60,728
Granted	470,000	1.10
Forfeited or cancelled (post-vesting)	(7,847,720)	0.29

Outstanding as of March 31, 2018	183,405,010	0.08	6.78	107,465

Exercised	(87,990,491)	0.01
Forfeited or cancelled (post-vesting)	(3,872,425)	0.30

Outstanding as of March 31, 2019	91,542,094	0.14

Vested and expected to vest as of March 31, 2019	91,542,094	0.14	5.16	36,009

Exercisable as of March 31, 2019	81,792,426	0.12	4.36	33,696

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally four years from the date of grant. The Company recognized share-based compensation expenses of RMB20,738, RMB14,097 and RMB8,920 for share options granted under the Global Share Plan in the consolidated statements of comprehensive loss for the years ended March 31, 2017, 2018 and 2019, respectively.

As of March 31, 2018 and 2019, there was RMB15,336 and RMB4,670 in total unrecognized compensation expense, related to unvested share options, which is expected to be recognized over a weighted average period of 1.89 and 1.12 years, respectively. The unrecognized compensation expense may be adjusted for future changes in actual forfeitures.

In June 2018, Mr. Qi Chen, one of the Company’s co-founders, exercised 87,990,491 stock options with exercise price of US$0.01 each. In connection with the exercise of the stock option, the Company extended to Mr. Chen a loan with principal amount of RMB6,840 including exercise amount of RMB5,533 and related tax of RMB1,307. The loan is unsecured and interest free, and RMB6,236 and RMB604 have been repaid in September and October 2018, respectively.

In January 2019, the Company accelerated the vesting of certain share options held by a resigned employee. The acceleration was granted as one-off compensation for the employee for the significant effort and contribution to the Company’s business and successful IPO. The Company recognized the incremental charge of RMB1,555 pursuant to the modification accounting during the year ended March 31, 2019.

(b)	Service-based RSUs

A summary of activities of the service-based RSUs for the years ended March 31, 2017, 2018 and 2019 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at March 31, 2016 and 2017	—	—
Granted	5,335,560	0.45
Vested	(93,500)	0.45
Forfeited	(347,000)	0.45

Unvested at March 31, 2018	4,895,060	0.45
Granted	78,715,557	0.67
Vested	(6,114,640)	0.63
Forfeited	(9,212,850)	0.64

Unvested at March 31, 2018	68,283,127	0.66

For the years ended March 31, 2017, 2018 and 2019, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were nil, RMB2,739 and RMB94,148, respectively.

As of March 31, 2018 and 2019, there were RMB11,236 and RMB288,856 of unrecognized share-based compensation expenses related to the service-based RSUs granted which is expected to be recognized over a weighted-average period of 3.18 and 3.09 years.

In January 2019, the Company accelerated the vesting of 4,775,750 RSUs. The acceleration was granted as one-off compensation for two employees for their significant efforts and contribution to the Company’s business and successful IPO. The Company recognized the incremental charge of RMB19,804, being the difference between the fair values of original and modified RSUs on the modification date with reference to the quoted market price of ordinary shares during the year ended March 31, 2019.

The total fair value and intrinsic value of RSUs vested was nil, RMB93 and RMB3,197 during the years ended March 31, 2017, 2018 and 2019, respectively.